Borrowings - Securities Covenants and Guarantees (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Partnership Facility, Five Vessel Refinancing, and Legacy Facility Refinancing
Borrowings
Minimum percentage of market value of any additional security provided to the lenders on the outstanding amount	120.00%
October 2015 Facility
Borrowings
Minimum percentage of market value of any additional security provided to the lenders for the first two years on the outstanding amount	115.00%
Minimum percentage of market value of any additional security provided to the lenders after the first two years on the outstanding amount	120.00%
Partnership Facility and Five Vessel Refinancing
Borrowings
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness	3.00%
Minimum amount of unencumbered cash and cash equivalents	$ 15,000
Maximum percentage of total indebtedness to total assets	60.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 month basis	110.00%
Five Vessel Refinancing, Legacy Facility Refinancing and October 2015 Facility
Borrowings
Minimum liquidity required at all times	$ 1,500
Five Vessel Refinancing, Legacy Facility Refinancing and October 2015 Facility | GasLog and subsidiaries
Borrowings
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness	3.00%
Minimum amount of unencumbered cash and cash equivalents	$ 50,000
Maximum percentage of total indebtedness to total assets	75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 month basis	110.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)	$ 0
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness, to pay dividends	4.00%
Minimum market value adjusted net worth	$ 350,000